23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 4) - Foreign exchange risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	R$ (110,210)	R$ (399,203)
Argentinian peso (ARS)
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	(5,310)	(13,236)
Euros (EUR)
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	104,539	23,624
Pound sterling (GBP)
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	9,394	6,949
Yen (JPY)
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	29,976	(17,285)
Rubles (RUB)
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	(1,261)	2,780
Turkish liras (TRY)
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	178,906	(418,576)
U.S. dollars (USD)
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net P and L Exposure	R$ (426,454)	R$ 16,541